Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Class A and Investor Class Shares

Transamerica Premier Focus Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Equity Fund

Transamerica Premier Core Equity Fund

Transamerica Premier Balanced Fund

Supplement dated March 31, 2005 to the Prospectus

dated May 1, 2004, as previously supplemented

The following supplements, amends and replaces the information found under the section entitled “Investment Adviser – Fund Managers” on pages 23 and 24 of the Class A prospectus, and pages 22 and 23 of the Investor Class prospectus:

Transamerica Premier Focus Fund

Gary U. Rollé	(Portfolio Manager)
Edward S. Han	(Co-Manager)
Kirk J. Kim	(Co-Manager)

Transamerica Premier Growth Opportunities Fund

Edward S. Han	(Co-Manager)
Kirk J. Kim	(Co-Manager)

Transamerica Premier Equity Fund

Gary U. Rollé	(Portfolio Manager)

Transamerica Premier Core Equity Fund

Gary U. Rollé	(Portfolio Manager)

Transamerica Premier Balanced Fund

Gary U. Rollé	(Lead Equity Manager )
Heidi Y. Hu	(Lead Fixed Income Manager)

*        **

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Kirk J. Kim is a Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1997. Prior to joining Transamerica, he worked as a securities analyst for Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

Gary U. Rollé, CFA, is President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Rollé joined Transamerica in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B. S. in chemistry and economics from the University of California at Riverside.

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College.

Please retain this Supplement for future reference.

Transamerica Investors, Inc.

Transamerica Premier Funds – Institutional Equity Fund

Supplement dated March 31, 2005 to Prospectus dated June 1, 2004

The following supplements, amends and replaces the information found under the section entitled “Investment Adviser-Fund Managers” on page 4 of the Prospectus:

Gary U. Rollé, CFA, President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC, is the Lead Equity Manager of the fund. He joined Transamerica in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

Investors should retain this Supplement for future reference.

Transamerica Investors, Inc.

Transamerica Premier Institutional Funds

Supplement dated March 31, 2005 to Prospectus dated February 1, 2005

The following supplements, amends and replaces the information about Transamerica Premier Institutional Diversified Equity found under the section entitled “Additional Information – Portfolio Managers” on page 4 of the Prospectus:

Gary U. Rollé, CFA, President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC, is the Lead Equity Manager of the fund. He joined Transamerica in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

Investors should retain this Supplement for future reference.